Segment Information - Schedule of Key Financial Information (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Key Financial Information [Line Items]
Revenue		$ 297	$ 248	$ 836	$ 669
Selling, general and administrative expenses		96	79	279	221
Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Revenue		297	248	836	669
Telecommunications Revenue [Member]
Schedule of Key Financial Information [Line Items]
Revenue		262	242	762	654
Telecommunications Revenue [Member] | Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Revenue		262	242	762	654
Digital Revenue [Member]
Schedule of Key Financial Information [Line Items]
Revenue		35	6	74	15
Digital Revenue [Member] | Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Revenue		35	6	74	15
CAPEX excl. licenses and ROU [Member]
Schedule of Key Financial Information [Line Items]
Selling, general and administrative expenses	[1]	89	56	223	131
CAPEX excl. licenses and ROU [Member] | Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Selling, general and administrative expenses	[1]	89	56	223	131
Selling, general and administrative expenses [Member]
Schedule of Key Financial Information [Line Items]
Selling, general and administrative expenses	[2]	96	79	279	221
Selling, general and administrative expenses [Member] | Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Selling, general and administrative expenses	[2]	96	79	279	221
Adjusted EBITDA [Member]
Schedule of Key Financial Information [Line Items]
Selling, general and administrative expenses		171	142	477	374
Adjusted EBITDA [Member] | Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Selling, general and administrative expenses		$ 171	$ 142	$ 477	$ 374

[1]	This includes capital expenditures on property, plant and equipment, net of advances, of US$174 (2024: US$99), intangible assets of US$130 (2024: US$86) after deducting additions in licenses of US$1 (2024: US$nil) and right-of-use assets of US$80 (2024: US$54).
[2]	Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Company has included Selling, general and administrative expenses by reportable segment, including comparative information.